INCOME TAXES (Tables)	12 Months Ended
Oct. 26, 2014
INCOME TAXES
Schedule of components of provision for income taxes

(in thousands)	2014	2013	2012

Current:
U.S. Federal	$ 264,533	$ 231,359	$ 216,620
State	34,034	30,671	26,303
Foreign	7,759	5,334	5,783
Total current	306,326	267,364	248,706
Deferred:
U.S. Federal	8,756	1,080	4,443
State	873	(194)	225
Foreign	171	181	–
Total deferred	9,800	1,067	4,668
Total provision for income taxes	$ 316,126	$ 268,431	$ 253,374

Schedule of significant components of the deferred income tax liabilities and assets

(in thousands)	October 26, 2014	October 27, 2013

Deferred tax liabilities:
Goodwill and intangible assets	$ (168,167)	$ (80,131)
Tax over book depreciation and basis differences	(85,623)	(95,902)
Other, net	(30,252)	(31,261)
Deferred tax assets:
Pension and post-retirement benefits	152,392	132,342
Employee compensation related liabilities	101,706	97,513
Marketing and promotional accruals	28,703	26,920
Other accruals not currently deductible	13,010	3,704
Other, net	51,082	45,444
Net deferred tax assets	$ 62,851	$ 98,629

Schedule of reconciliation of the statutory federal income tax rate to the effective tax rate

	2014	2013	2012

U.S. statutory rate	35.0%	35.0%	35.0%
State taxes on income, net of federal tax benefit	2.8	2.7	2.5
Domestic production activities deduction	(2.7)	(2.4)	(2.6)
All other, net	(0.8)	(1.7)	(1.5)
Effective tax rate	34.3%	33.6%	33.4%

Schedule of changes in the unrecognized tax benefits, excluding interest and penalties

(in thousands)
Balance as of October 28, 2012	$ 22,131
Tax positions related to the current period:
Increases	4,353
Decreases	–
Tax positions related to prior periods:
Increases	3,091
Decreases	(4,738)
Settlements	(1,173)
Decreases related to a lapse of applicable statute of limitations	(3,579)
Balance as of October 27, 2013	$ 20,085
Tax positions related to the current period:
Increases	4,693
Decreases	(670)
Tax positions related to prior periods:
Increases	4,455
Decreases	(3,245)
Settlements	(573)
Decreases related to a lapse of applicable statute of limitations	(2,137)
Balance as of October 26, 2014	$ 22,608